Concentration of credit risk (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Exposure to credit risk
Credit exposure by country of ultimate risk

$ millions, as at October 31				2019				2018 (1)
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (2)(3)(4)	$444,317	$120,286	$55,844	$620,447	$431,917	$99,063	$40,405	$571,385
Off-balance sheet
Credit-related arrangements
Financial institutions	$47,815	$13,526	$12,318	$73,659	$45,433	$16,358	$12,258	$74,049
Governments	9,208	10	14	9,232	9,880	10	50	9,940
Retail	130,544	510	432	131,486	124,625	386	390	125,401
Corporate	61,228	28,907	8,266	98,401	58,397	25,158	7,450	91,005
	$248,795	$42,953	$21,030	$312,778	$238,335	$41,912	$20,148	$300,395

(1)	Certain prior period amounts have been revised from those previously presented.
(2)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(3)	Includes Canadian currency of $426.0 billion (2018: $410.5 billion) and foreign currencies of $194.4 billion (2018: $160.9 billion).
(4)
No industry or foreign jurisdiction accounted for more than 10% of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 12.1% as at October 31, 2019 (2018: 10.5%).